CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2021	2022
Advances from customers for Mobile	4,155	3,577
Advances from customers for WIB	1,138	1,188
Advances from customers for Enterprise	1,161	1,126
Advances from customers for Consumer	185	233
Others (each below Rp100 billion)	156	171
Total	6,795	6,295

Schedule of breakdown of contract liabilities, non-current

	2021	2022
Advances from customers for Consumer	787	844
Advances from customers for WIB	457	700
Advances from customers for Enterprise	39	17
Total	1,283	1,561